Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
WBI BullBear Value 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	WBI BullBear Value 3000 ETF NAV
Account Value	$ 12,801	$ 12,603	$ 12,703	$ 13,460	$ 10,724	$ 11,329	$ 11,623	$ 10,723	$ 8,837	$ 9,671
WBI BullBear Yield 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	WBI BullBear Yield 3000 ETF NAV
Account Value	$ 11,113	10,597	11,580	11,665	9,692	10,227	10,790	9,453	8,233	9,504
WBI BullBear Quality 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	WBI BullBear Quality 3000 ETF NAV
Account Value	$ 14,298	12,506	12,166	12,751	10,792	11,211	10,669	10,248	8,774	9,559
WBI Power Factor High Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name	WBI Power Factor High Dividend ETF NAV
Account Value	$ 16,986	14,523	13,749	13,944	9,108	11,278	11,656	9,836
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	WBI BullBear Value 3000 ETF Market
Account Value	$ 12,792	12,606	12,675	13,467	10,720	11,320	11,607	10,755	8,808	9,693
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881	10,926	10,507
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Account Value	$ 21,547	19,079	17,154	18,538	12,750	14,076	13,114	12,227	10,522	10,273
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	WBI BullBear Yield 3000 ETF Market
Account Value	$ 11,109	10,596	11,568	11,669	9,687	10,205	10,771	9,475	8,208	9,529
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881	10,926	10,507
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Account Value	$ 21,547	19,079	17,154	18,538	12,750	14,076	13,114	12,227	10,522	10,273
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	WBI BullBear Quality 3000 ETF Market
Account Value	$ 14,294	12,506	12,147	12,755	10,789	11,202	10,678	10,272	8,745	9,580
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881	10,926	10,507
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 30,937	25,127	21,123	24,523	17,011	15,968	14,652	12,765	$ 10,772	$ 10,546
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	WBI Power Factor High Dividend ETF Market
Account Value	$ 16,968	14,539	13,728	13,968	9,106	11,253	11,652	9,884
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 27,556	22,124	18,499	20,696	14,699	13,673	12,383	10,827
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Account Value	$ 18,240	$ 16,151	$ 14,522	$ 15,693	$ 10,793	$ 11,916	$ 11,101	$ 10,351
Solactive Power Factor High Dividend GTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Power Factor High Dividend GTR Index